GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Summary of goodwill

	As of December, 31
	2017	2018
Beginning balance	3,365	3,365
Acquisition	—	49,417
Ending balance	3,365	52,782